Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of Changes in Accumulated Non-controlling Interests
Profit or loss allocated to non-controlling interests and accumulated non-controlling interests of subsidiaries that are material to the Group for the years ended December 31, 2023, 2024 and 2025 are as follows:

	December 31, 2023
(In millions of Korean won)	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year	Profit or loss allocated to non- controlling interests	Dividends paid to non- controlling interests	Others	Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.4%	₩ 423,189	₩ (47,355)	₩ (8,287)	₩ (6,192)	₩ 361,355
BC Card Co., Ltd.	30.5%	524,657	25,355	(4,960)	3,023	548,075
KTIS Corporation	66.7%	141,402	5,947	(2,451)	(1,872)	143,026
KTCS Corporation	78.3%	153,881	14,228	(3,001)	(2,313)	162,795
KT Nasmedia Co.,Ltd.	55.9%	135,425	10,679	(4,028)	(467)	141,609

	December 31, 2024
(In millions of Korean won)	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year	Profit or loss allocated to non- controlling interests	Dividends paid to non- controlling interests	Others	Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.5%	₩ 361,355	₩ (71,590)	₩ (8,184)	₩ 680	₩ 282,261
BC Card Co., Ltd.	30.5%	548,075	45,135	(2,010)	7,222	598,422
KTIS Corporation	66.7%	143,026	6,305	(2,451)	(861)	146,019
KTCS Corporation	78.3%	162,795	5,221	(2,501)	(566)	164,949
KT Nasmedia Co., Ltd.	55.9%	141,609	(2,071)	(4,428)	419	135,529

	December 31, 2025
(In millions of Korean won)	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year	Profit or loss allocated to non- controlling interests	Dividends paid to non- controlling interests	Others	Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.5%	₩ 282,261	₩ 2,862	₩ (8,186)	₩ 826	₩ 277,763
BC Card Co., Ltd.	30.5%	598,422	47,047	—	3,919	649,388
KTIS Corporation	66.6%	146,019	28,334	(2,451)	5,263	177,165
KTCS Corporation	78.2%	164,949	23,099	(2,501)	1,087	186,634
KT Nasmedia Co., Ltd.	55.9%	135,529	3,472	(4,428)	(20,392)	114,181

Schedule of Financial Information on Subsidiaries
The summarized financial information for each subsidiary with non-controlling interests that are material to the Group, before inter-company eliminations, is as follows:

	December 31, 2024
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Current assets	₩ 434,876	₩ 3,130,823	₩ 129,015	₩ 293,408	₩ 427,146
Non-current assets	605,312	2,830,224	340,917	141,659	65,636
Current liabilities	242,754	3,147,202	122,879	189,900	244,498
Non-current liabilities	220,840	1,049,521	138,947	42,229	8,209
Equity	576,594	1,764,324	208,106	202,938	240,075

	December 31, 2025
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Current assets	₩ 427,105	₩ 3,214,765	₩ 181,957	₩ 319,276	₩ 376,595
Non-current assets	548,295	3,343,539	267,570	151,697	63,671
Current liabilities	252,286	2,859,335	107,498	204,138	227,143
Non-current liabilities	160,794	1,766,718	103,562	41,668	11,433
Equity	562,320	1,932,251	238,467	225,167	201,690

Schedule of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Operating revenue	₩ 1,034,342	₩ 4,027,450	₩ 593,162	₩ 1,035,911	₩ 147,934
Profit for the year	(109,407)	76,545	13,922	15,804	17,703
Other comprehensive income (loss)	(6,625)	13,832	(3,162)	(2,550)	(1,890)
Total comprehensive income	(116,032)	90,377	10,760	13,254	15,813

	2024
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Operating revenue	₩ 1,026,644	₩ 3,806,858	₩ 604,479	₩ 1,122,264	₩ 143,639
Profit for the year	(156,033)	141,149	11,862	6,814	(3,884)
Other comprehensive income (loss)	(3,019)	636	(4,172)	(133)	898
Total comprehensive income	(159,052)	141,785	7,690	6,681	(2,986)

	2025
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Operating revenue	₩ 989,538	₩ 3,638,935	₩ 637,488	₩ 1,044,653	₩ 126,564
Profit for the year	585	151,717	36,423	25,107	6,799
Other comprehensive income (loss)	1,631	14,363	15	917	3,408
Total comprehensive income	2,216	166,080	36,438	26,024	10,207

Schedule of Consolidated Statements of Cash Flows
Summarized consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Cash flows from operating activities	₩ 207,207	₩ 82,883	₩ 50,892	₩ 55,146	₩ 8,116
Cash flows from investing activities	(125,343)	(74,430)	(17,636)	(5,901)	(30,910)
Cash flows from financing activities	(50,811)	(67,609)	(32,872)	(26,948)	(11,077)
Net increase (decrease) in cash and cash equivalents	31,053	(59,156)	384	22,297	(33,871)
Cash and cash equivalents at beginning of year	98,695	435,047	24,944	61,814	86,133
Exchange differences	—	(95)	—	—	15
Cash and cash equivalents at end of the year	129,748	375,796	25,328	84,111	52,277

	2024
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Cash flows from operating activities	₩ 162,281	₩ (97,232)	₩ 61,770	₩ 44,551	₩ 35,867
Cash flows from investing activities	(160,757)	(30,579)	(9,923)	1,661	(22,210)
Cash flows from financing activities	9,510	121,800	(32,762)	(25,211)	(11,803)
Net increase (decrease) in cash and cash equivalents	11,034	(6,011)	19,085	21,001	1,854
Cash and cash equivalents at beginning of year	129,748	375,796	25,328	84,111	52,277
Exchange differences	—	358	—	—	45
Cash and cash equivalents at end of the year	140,782	370,143	44,413	105,112	54,176

	2025
(in millions of Korean won)	KT Skylife Co., Ltd.	BC Card Co., Ltd.	KTIS Corporation	KTCS Corporation	KT Nasmedia Co., Ltd.
Cash flows from operating activities	₩99,935	₩(239,619)	₩35,502	₩53,443	₩35,290
Cash flows from investing activities	(161,353)	(52,803)	(16,753)	(28,241)	(43,218)
Cash flows from financing activities	(24,112)	664,424	(26,634)	(26,830)	(18,933)
Net increase (decrease) in cash and cash equivalents	(85,530)	372,002	(7,885)	(1,628)	(26,861)
Cash and cash equivalents at beginning of year	140,782	370,143	44,413	105,112	54,176
Exchange differences	(1,500)	(12,949)	—	—	(101)
Cash and cash equivalents at end of the year	53,752	729,196	36,528	103,484	27,214

Schedule of Changes in Ownership Interest on the Equity Attributable to Owners
The effect of changes in the ownership interest on the equity attributable to owners of the Group for the years ended December 31, 2023, 2024 and 2025 is summarized as follows:

(in millions of Korean won)	2023		2024		2025
Carrying amount of non-controlling interests acquired	₩	3,022	₩	(20,329)	₩	4,100
Consideration paid to non-controlling interests	213,819		(38)		(231)
Effect of changes in equity (net amount)	₩	216,841	₩	(20,367)	₩	3,869